Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014 sqft	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Square Feet of Office and Laboratory		49,000
Rent expenses		$ 1,705,000	$ 1,072,000	$ 1,123,000
Purchase commitments expiration period		2019-10
Weighted Average Interest Rates	9.16%	9.16%
Base salaries	$ 1,717,000